Taxes (Details 2) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Components of deferred tax assets
Net operating loss carryforwards	$ 6,152,427	$ 60,387
Allowance on receivables	583,463
Allowance on inventory	344,474
Valuation allowance on net operating loss	(7,080,364)	(60,387)
Total	0	0
Deferred tax liabilities:
Accelerated depreciation of equipment	34,153	53,443
Total	$ 34,153	$ 53,443